Taxation - Summary of Temporary Differences (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	¥ 3,401	$ 494	¥ 5,973
Net deferred tax liabilities after offsetting	(111)	$ (16)	(108)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,942		10,609
Deferred tax liabilities	(6,541)		(4,636)
Net deferred tax liabilities after offsetting	(111)		(108)
Carrying amount [member] | Credit loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,714		1,603
Carrying amount [member] | Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,354		1,403
Carrying amount [member] | Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,180		2,554
Carrying amount [member] | Deferred revenue on subscriber points reward program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	203		183
Carrying amount [member] | Unrealized income for the inter-company transactions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	153		120
Carrying amount [member] | Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	445		697
Carrying amount [member] | Government grants related to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	536		363
Carrying amount [member] | Intangible assets amortization difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	418		423
Carrying amount [member] | Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,303		2,244
Carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	636		1,019
Deferred tax liabilities	(19)		(21)
Carrying amount [member] | Gain from Tower Assets disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(372)		(745)
Carrying amount [member] | Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(5,921)		(3,870)
Carrying amount [member] | Contract costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(229)
Carrying amount [member] | Accelerated depreciation for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities after offsetting	¥ (111)		¥ (108)